4. SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2017
Revenue backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets
12 to 17

Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets
6 to 21

Customer contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets
5 to 15

Concession rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets
2 to 15

Transponder rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets
17

Patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets
18